Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2018-4

Collection Period	8/01/19-8/31/19
Determination Date	9/9/2019
Distribution Date	9/16/2019

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-12.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,110,701,920.27
2.	Collections allocable to Principal		$34,747,860.30
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$2,141,527.69
5.	Pool Balance on the close of the last day of the related Collection Period		$1,073,812,532.28
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		72,054
7.	Initial Pool Balance		$1,507,545,086.26
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$365,873,654.50	$333,921,660.69
	c. Class A-2b Floating Rate Note Balance	$56,536,767.80	$51,599,373.62
	d. Class A-3 Note Balance	$468,000,000.00	$468,000,000.00
	e. Class A-4 Note Balance	$104,970,000.00	$104,970,000.00
	f. Class B Note Balance	$42,210,000.00	$42,210,000.00
	g. Class C Note Balance	$35,430,000.00	$35,430,000.00
	h. Class D Note Balance	$29,390,000.00	$29,390,000.00
	i. Note Balance (sum a - h)	$1,102,410,422.30	$1,065,521,034.31
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.8076681	0.7371339
	c. Class A-2b Floating Rate Note Pool Factor	0.8076681	0.7371339
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.7349403	0.7103474
10.	Overcollateralization Target Amount		$8,291,497.97
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$8,291,497.97
12.	Weighted Average Coupon		8.36%
13.	Weighted Average Original Term	months	66.37
14.	Weighted Average Remaining Term	months	52.36
15.	1-Month LIBOR for the interest period ending 9/15/2019		2.19513%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 9/15/2019		2.39513%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$7,980,046.42
	b. Liquidation Proceeds allocable to Finance Charge		$159.73
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$7,980,206.15
18.	Principal:
	a. Collections allocable to Principal		$34,747,860.30
	b. Liquidation Proceeds allocable to Principal		$1,016,872.19
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$35,764,732.49
19.	Total Finance Charge and Principal Collections (17d + 18d)		$43,744,938.64
20.	Interest Income from Collection Account		$61,836.84
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$43,806,775.48

Available Funds
23.	Available Collections	$43,806,775.48
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$43,806,775.48
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$925,584.93
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$925,584.93
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$948,222.55
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$948,222.55
	i. Class A-2b Monthly Interest	$120,367.03
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$120,367.03
	m. Class A-3 Monthly Interest	$1,310,400.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	1,310,400.00
	q. Class A-4 Monthly Interest	$304,413.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$304,413.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$129,092.25
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$129,092.25
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$113,671.25
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$113,671.25
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$101,640.42
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$101,640.42

36.	Quaternary Principal Distributable Amount	$28,597,890.02
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$32,551,281.45
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$8,291,497.97
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$7,980,206.15
	b. Total Daily Deposits of Principal Collections	$35,764,732.49
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$61,836.84
	e. Total Deposits to Collection Account (sum a - d)	$43,806,775.48
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$925,584.93
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$39,917,194.49
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,963,996.06
	f. Total Withdrawals from Collection Account (sum a - e)	$43,806,775.48
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$948,222.55
	c. Class A-2b Interest Distribution	$120,367.03
	d. Class A-3 Interest Distribution	$1,310,400.00
	e. Class A-4 Interest Distribution	$304,413.00
	f. Class B Interest Distribution	$129,092.25
	g. Class C Interest Distribution	$113,671.25
	h. Class D Interest Distribution	$101,640.42
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$31,951,993.81
	k. Class A-2b Principal Distribution	$4,937,394.18
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$39,917,194.49
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$32,900,216.36
	c. Class A-2b Distribution	$5,057,761.21
	d. Class A-3 Distribution	$1,310,400.00
	e. Class A-4 Distribution	$304,413.00
	f. Class B Distribution	$129,092.25
	g. Class C Distribution	$113,671.25
	h. Class D Distribution	$101,640.42
	i. Total Withdrawals from Note Payment Account (sum a - h)	$39,917,194.49

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$2,963,996.06
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$2,963,996.06
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,768,862.72
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,768,862.72
51.	Investment Earnings	$6,123.48
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,774,986.20
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$6,123.48
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,768,862.72
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$925,584.93
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$39,917,194.49
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,963,996.06
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$6,123.48
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$32,900,216.36
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$5,057,761.21
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$1,310,400.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$304,413.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$129,092.25
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$113,671.25
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$101,640.42
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$2,963,996.06

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,332	$21,741,717.69
	b. 61 to 90 days past due	584	$10,037,587.58
	c. 91 to 120 days past due	152	$2,239,456.45
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	2,068	$34,018,761.72
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		3.1680%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	134	$2,141,527.69
77.	Recoveries	166	$1,017,031.92
78.	Net Losses (Ln 76 - Ln 77)		$1,124,495.77
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1012%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	947	$15,415,982.58
81.	Recoveries	701	$6,231,941.26
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$9,184,041.32
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.6092%
84.	Average Net Loss on Defaulted Receivables		$9,698.04

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,441,042,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 9, 2019.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer